GOODWILL (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($) segment	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Goodwill [Roll Forward]
Balance as of January 1	$ 8,513	52,819	13,384
Goodwill acquired in business combinations (note 3)	33,870	210,152	39,995
Foreign currency translation adjustments	(206)	(1,285)	(560)
Balance as of December 31	$ 42,177	261,686	52,819
Number of reporting units	2	2